The Authorization of Financial Statements	12 Months Ended
Dec. 31, 2017
Disclosure of authorisation of financial statements [Abstract]
Disclosure of authorisation of financial statements [text block]
2.	The Authorization of Financial Statements
  These consolidated financial statements were authorized for issue by the audit committee of the Board of Directors of AUO on March 23, 2018.